Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 427,482	$ 6,756	$ 2,715,719
Accounts receivable		266,030	2,955	23,697
Inventory		736,535	774,349	618,262
Prepaid expenses		629,610	676,969	81,339
Deferred offering costs		973,491
Total current assets		3,033,148	1,461,029	3,439,017
Property and equipment, net		33,839	48,422	3,376,427
Right of use asset		668,462	782,439	1,215,968
Deposits		512,659	512,659	512,659
Total assets		4,248,108	2,804,549	8,544,071
Current liabilities:
Accounts payable		1,725,064	2,050,605	162,034
Accrued liabilities		1,151,158	255,849	37,434
Deferred revenue		68,899
Note payable, current		1,000,000	1,000,000	1,000,000
Convertible notes payable, net of debt discount		4,549,395
Derivative liability		1,489,000
Right of use liability, current portion		474,649	496,963	483,186
Lease liability, current portion		2,335,796	2,363,807	2,214,348
Total current liabilities		12,793,961	6,237,224	3,897,002
Note payable, net of current portion			230,933	1,214,600
Simple agreements for future equity				13,150,745
Restricted stock award liability		154,630	158,617	162,747
Right of use liability		105,643	211,181	708,143
Lease liability				1,862,980
Total liabilities		13,054,234	6,837,955	20,996,217
Commitments and contingencies (Note 10)
Stockholders’ equity (deficit):
Preferred stock value
Common stock value		2,462	2,450	683
Additional paid-in capital		68,729,393	64,468,141	31,232,737
Subscription receivable		(165,629)	(169,616)	(165,719)
Accumulated deficit		(77,372,352)	(68,334,381)	(43,520,645)
Total stockholders’ equity (deficit)		(8,806,126)	(4,033,406)	(12,452,146)
Total liabilities and stockholders’ equity (deficit)		4,248,108	2,804,549	8,544,071
Related Party
Current liabilities:
Note payable - related party			70,000
Series Seed Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	[1]			309
Series Seed-1 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	[1]			244
Series Seed-2 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	[1]			209
Series Seed-3 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock value	[1]			$ 36

[1]	The authorized shares of preferred stock in the consolidated balance sheets above reflect the historical authorized shares of Serve. Upon the Merger, shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 0.8035 as described in Note 4.